AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 53,802
Fixed maturity securities | Investment Grade | External Credit Rating, Investment Grade
Debt Securities, Available-for-Sale [Line Items]
Percentage	89.00%	89.00%
Deposits
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 213	$ 153
Bonds pledged | Bonds
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 8,900	$ 168